UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                     ---------

                        The Gabelli Blue Chip Value Fund
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                -------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                        THE GABELLI BLUE CHIP VALUE FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli Blue Chip Value Fund (the "Fund") rose 1.4%, while the Standard & Poor's ("S&P") 500 Index and the Lipper Large-Cap Value Fund Average rose 1.4% and 1.0%, respectively. For the six-month period ended June 30, 2005, the Fund was up 1.4% versus a decline of 0.8% for the S&P 500 Index and a rise of 0.2% for the Lipper Large-Cap Value Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS

----------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                                  ------------------------------------------------
                                                                                                               Since
                                                                          Year to                            Inception
                                                                Quarter    Date    1 Year   3 Year  5 Year   (8/26/99)
                                                                -------    ----    ------   ------  ------   ---------
  GABELLI BLUE CHIP VALUE FUND CLASS AAA ......................  1.35%     1.35%    9.03%   16.72%   1.03%    4.50%

  S&P 500 Index ...............................................  1.37     (0.81)    6.32     8.28   (2.37)   (0.23)
  Lipper Large-Cap Value Average ..............................  1.02      0.21     8.74     8.10    3.87     3.15
  Class A .....................................................  1.44      1.44     9.16    16.80    1.07     4.54
                                                                (4.39)(b) (4.39)(b) 2.90(b) 14.52(b)(0.12)(b) 3.49(b)
  Class B .....................................................  1.19      1.11     8.39    16.34    0.83     4.33
                                                                (3.81)(c) (3.89)(c) 3.39(c) 15.60(c) 0.44(c)  4.05(c)
  Class C .....................................................  1.19      1.02     8.30    16.31    0.82     4.32
                                                                 0.19(c)   0.02(c)  7.30(c) 16.31(c) 0.82(c)  4.32(c)
  Class I .....................................................  1.44      1.60     9.33    16.82    1.08     4.55

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DIVIDENDS ARE CONSIDERED REINVESTED. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY
     BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. THE
     CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003 AND THE CLASS I SHARES ON JULY 1, 2004.THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                   Beginning      Ending     Annualized     Expenses
                 Account Value Account Value  Expense      Paid During
                   01/01/05      06/30/05      Ratio         Period*
--------------------------------------------------------------------------------
GABELLI BLUE CHIP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00    $1,013.50      1.89%         $ 9.44
Class A            $1,000.00    $1,014.40      1.89%         $ 9.44
Class B            $1,000.00    $1,011.10      2.64%         $13.16
Class C            $1,000.00    $1,010.20      2.64%         $13.16
Class I            $1,000.00    $1,016.00      1.64%         $ 8.20
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00    $1,015.42      1.89%         $ 9.44
Class A            $1,000.00    $1,015.42      1.89%         $ 9.44
Class B            $1,000.00    $1,011.70      2.64%         $13.17
Class C            $1,000.00    $1,011.70      2.64%         $13.17
Class I            $1,000.00    $1,016.66      1.64%         $ 8.20

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets:

GABELLI BLUE CHIP VALUE FUND

Financial Services ................................. 20.8%
Energy and Utilities: Oil .......................... 13.3%
Insurance .......................................... 10.2%
Health Care ........................................  9.0%
Entertainment ......................................  7.9%
Diversified Industrial .............................  6.5%
Energy and Utilities: Electric .....................  4.2%
Specialty Chemicals ................................  3.9%
Electronics ........................................  3.8%
Business Services ..................................  3.7%
Aerospace ..........................................  3.1%
Computer Software and Services .....................  2.4%
Metals and Mining ..................................  2.3%
Telecommunications .................................  2.1%
Food and Beverage ..................................  2.0%
Consumer Products ..................................  1.5%
Transportation .....................................  1.2%
Retail .............................................  1.1%
U.S. Government Obligations ........................  0.9%
Other Assets and Liabilities - Net .................  0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
      SHARES                                    COST           VALUE
      ------                                    ----           -----

             COMMON STOCKS -- 99.0%
             AEROSPACE -- 3.1%
      3,400  General Dynamics Corp. ....  $   257,419     $   372,436
     14,200  Northrop Grumman Corp. ....      638,018         784,550
                                          -----------     -----------
                                              895,437       1,156,986
                                          -----------     -----------
             BUSINESS SERVICES -- 3.7%
     58,800  Cendant Corp. .............    1,014,953       1,315,356
      3,090  PHH Corp.+ ................       56,196          79,475
                                          -----------     -----------
                                            1,071,149       1,394,831
                                          -----------     -----------
             COMPUTER SOFTWARE AND SERVICES -- 2.4%
     36,000  Microsoft Corp. ...........      921,682         894,240
                                          -----------     -----------
             CONSUMER PRODUCTS -- 1.5%
     11,400  Harley-Davidson Inc. ......      553,833         565,440
                                          -----------     -----------
             DIVERSIFIED INDUSTRIAL -- 6.5%
     20,000  General Electric Co. ......      645,892         693,000
     25,000  Honeywell International Inc.     701,927         915,750
     11,300  Ingersoll-Rand Co. Ltd.,
               Cl. A ...................      641,303         806,255
                                          -----------     -----------
                                            1,989,122       2,415,005
                                          -----------     -----------
             ELECTRONICS -- 3.8%
     37,500  Applied Materials Inc. ....      596,950         606,750
     29,300  Texas Instruments Inc. ....      604,862         822,451
                                          -----------     -----------
                                            1,201,812       1,429,201
                                          -----------     -----------
             ENERGY AND UTILITIES: ELECTRIC -- 4.2%
     72,100  AES Corp.+ ................      461,629       1,180,998
     15,000  Allegheny Energy Inc.+ ....      161,097         378,300
                                          -----------     -----------
                                              622,726       1,559,298
                                          -----------     -----------
             ENERGY AND UTILITIES: OIL -- 13.3%
     16,550  ConocoPhillips ............      448,346         951,459
     50,800  El Paso Corp. .............      356,165         585,216
     15,000  Exxon Mobil Corp. .........      587,826         862,050
      6,000  GlobalSantaFe Corp. .......      224,560         244,800
     15,300  Halliburton Co. ...........      389,446         731,646
      8,800  Marathon Oil Corp. ........      232,373         469,656
     11,400  Noble Corp. ...............      393,958         701,214
      9,200  Pioneer Natural Resources Co.    300,343         387,136
                                          -----------     -----------
                                            2,933,017       4,933,177
                                          -----------     -----------
             ENTERTAINMENT -- 7.9%
     12,600  Clear Channel
               Communications Inc. ....       383,098         389,718
     45,000  Liberty Media Corp.,
               Cl. A+ .................       406,922         458,550
     22,000  News Corp., Cl. B .........      367,860         370,920
     17,000  The Walt Disney Co. .......      363,473         428,060
     54,400  Time Warner Inc.+ .........      859,353         909,024
     14,000  Univision Communications Inc.,
               Cl. A+ .................       378,704         385,700
                                          -----------      ----------
                                            2,759,410       2,941,972
                                          -----------     -----------
             FINANCIAL SERVICES -- 20.8%
     10,200  American Express Co. ......      451,780         542,946
     22,400  Bank of America Corp. .....      927,062       1,021,664
     24,700  Citigroup Inc. ............    1,123,247       1,141,881
      8,000  First Horizon National
               Corp ....................      342,782         337,600
     26,600  JPMorgan Chase & Co. ......      925,885         939,512
      9,000  Lehman Brothers Holdings
               Inc. ....................      626,301         893,520

                                                              MARKET
      SHARES                                    COST           VALUE
      ------                                    ----           -----

     18,700  Merrill Lynch & Co. Inc. ..  $   921,541      $1,028,687
      5,000  Morgan Stanley ............      247,250         262,350
     23,700  Sovereign Bancorp Inc. ....      527,997         529,458
      9,200  State Street Corp. ........      431,055         443,900
      8,000  Zions Bancorporation ......      591,685         588,240
                                          -----------     -----------
                                            7,116,585       7,729,758
                                          -----------     -----------
             FOOD AND BEVERAGE -- 2.0%
     12,000  Anheuser-Busch Companies Inc.    574,540         549,000
      5,000  Coca-Cola Co. .............      200,250         208,750
                                          -----------     -----------
                                              774,790         757,750
                                          -----------     -----------
             HEALTH CARE -- 9.0%
     11,200  Baxter International Inc.        291,917         415,520
     17,200  Merck & Co. Inc. ..........      624,908         529,760
     21,100  Pfizer Inc. ...............      675,463         581,938
     22,500  Sanofi-Aventis, ADR .......      943,052         922,275
     20,600  Wyeth .....................      917,476         916,700
                                          -----------     -----------
                                            3,452,816       3,366,193
                                          -----------     -----------
             INSURANCE -- 10.2%
     22,000  American International
               Group Inc. ..............    1,272,489       1,278,200
      5,100  Everest Re Group Ltd. .....      397,203         474,300
     14,000  Hartford Financial Services
               Group Inc. ..............      771,610       1,046,920
     25,061  St. Paul Travelers Companies
               Inc. ....................      941,452         990,661
                                          -----------     -----------
                                            3,382,754       3,790,081
                                          -----------     -----------
             METALS AND MINING -- 2.3%
     32,900  Alcoa Inc. ................      875,210         859,677
                                          -----------     -----------
             RETAIL -- 1.1%
     12,400  Tiffany & Co. .............      379,816         406,224
                                          -----------     -----------
             SPECIALTY CHEMICALS -- 3.9%
     22,400  Dow Chemical Co. ..........      875,075         997,472
    10,500   E.I. du Pont de Nemours
               and Co. .................      558,926         451,605
                                          -----------     -----------
                                            1,434,001       1,449,077
                                          -----------     -----------
             TELECOMMUNICATIONS -- 2.1%
     15,100  SBC Communications Inc. ...      377,035         358,625
     12,200  Verizon Communications
               Inc. ....................      419,076         421,510
                                          -----------     -----------
                                              796,111         780,135
                                          -----------     -----------
             TRANSPORTATION -- 1.2%
      6,700  Union Pacific Corp. .......      410,635         434,160
                                          -----------     -----------
              TOTAL COMMON STOCKS ......   31,570,906      36,863,205
                                          -----------     -----------
   PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM OBLIGATIONS -- 0.9%
             U.S. GOVERNMENT OBLIGATIONS -- 0.9%
   $325,000  U.S. Treasury Bills,
               2.758% to 2.931%++,
               07/21/05 to 08/11/05 ....      324,253         324,253
                                          -----------     -----------
             TOTAL SHORT-TERM
               OBLIGATIONS .............      324,253         324,253
                                          -----------     -----------
             TOTAL
               INVESTMENTS -- 99.9% ....  $31,895,159      37,187,458
                                          ===========

             OTHER ASSETS AND LIABILITIES
               (NET) -- 0.1% ...........                       24,390
                                                          -----------
             NET ASSETS -- 100.0% ......                  $37,211,848
                                                          ===========

----------------
 + Non-income producing security.
++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $31,895,159) ..   $37,187,458
  Cash ......................................        56,679
  Dividends receivable ......................        48,302
  Other assets ..............................         1,636
                                                -----------
  TOTAL ASSETS ..............................    37,294,075
                                                -----------
LIABILITIES:
  Payable for investment advisory fees ......        30,807
  Payable for distribution fees .............         7,704
  Other accrued expenses ....................        43,716
                                                -----------
  TOTAL LIABILITIES .........................        82,227
                                                -----------
  NET ASSETS applicable to 3,109,136
    shares outstanding ......................   $37,211,848
                                                ===========
NET ASSETS CONSISTS OF:
  Shares of beneficial interest,
    at $0.001 par value .....................   $     3,109
  Additional paid-in capital ................    41,479,319
  Accumulated net investment loss ...........        (5,642)
  Accumulated net realized loss on investments   (9,557,237)
  Net unrealized appreciation on investments      5,292,299
                                                -----------
  NET ASSETS ................................   $37,211,848
                                                ===========

SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset  Value, offering and redemption price
    per share  ($37,195,830 / 3,107,797 shares
    outstanding; unlimited number of shares
    authorized  of $0.001 par value) ........        $11.97
                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($11,157 / 930.6 shares outstanding; unlimited
    number of shares authorized of $0.001
    par value) ..............................        $11.99
                                                     ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..................        $12.72
                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,128 / 94.9 shares outstanding; unlimited
    number of shares authorized of $0.001
    par value) ..............................        $11.89(a)
                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($2,639 / 222.1 shares outstanding; unlimited
    number of shares authorized of $0.001
    par value) ..............................        $11.88(a)
                                                     ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($1,094 / 91.4 shares outstanding;
    unlimited number of shares authorized of
    $0.001  par value) ......................        $11.97
                                                     ======
----------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends .................................   $   342,830
  Interest ..................................         4,074
                                                -----------
  TOTAL INVESTMENT INCOME ...................       346,904
                                                -----------
EXPENSES:
  Investment advisory fees ..................       186,757
  Distribution fees -- Class AAA ............        46,682
  Distribution fees -- Class A ..............             3
  Distribution fees -- Class B ..............             5
  Distribution fees -- Class C ..............             9
  Shareholder communications expenses .......        35,438
  Shareholders services fees ................        26,574
  Registration fees .........................        18,493
  Legal and audit fees ......................        14,475
  Trustees' fees ............................        11,957
  Interest expense ..........................           226
  Miscellaneous expenses ....................        12,016
                                                -----------
  TOTAL EXPENSES ............................       352,635
  Less: Custodian fee credits ...............           (89)
                                                -----------
  NET EXPENSES ..............................       352,546
                                                -----------
  NET INVESTMENT LOSS .......................        (5,642)
                                                -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain on investments ..........     1,826,869
  Net change in unrealized appreciation/
    depreciation on investments .............    (1,327,894)
                                                -----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS ...................       498,975
                                                -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................   $   493,333
                                                ===========


                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2005        YEAR ENDED
                                                                                   (UNAUDITED)      DECEMBER 31, 2004
                                                                                   -----------      -----------------
OPERATIONS:
  Net investment income (loss) ...............................................    $    (5,642)        $   103,823
  Net realized gain on investments ...........................................      1,826,869           4,236,236
  Net change in unrealized appreciation/depreciation on investments ..........     (1,327,894)            191,519
                                                                                  -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................        493,333           4,531,578
                                                                                  -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ................................................................             --            (109,308)
    Class A ..................................................................             --                  (4)
    Class I ..................................................................             --                  (6)
                                                                                  -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................             --            (109,318)
                                                                                  -----------         -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ................................................................     (1,746,570)        (14,476,855)
    Class A ..................................................................         10,000                   3
    Class C ..................................................................          1,500                  --
    Class I ..................................................................             --               1,005
                                                                                  -----------         -----------
  NET DECREASE IN NET ASSETS FROM SHARES OF
    BENEFICIAL INTEREST TRANSACTIONS .........................................     (1,735,070)        (14,475,847)
                                                                                  -----------         -----------
  REDEMPTION FEES ............................................................          1,609               2,604
                                                                                  -----------         -----------
  NET DECREASE IN NET ASSETS .................................................     (1,240,128)        (10,050,983)

NET ASSETS:
  Beginning of period ........................................................     38,451,976          48,502,959
                                                                                  -----------         -----------
  End of period ..............................................................    $37,211,848         $38,451,976
                                                                                  ===========         ===========




                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature.To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss for $5,495, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions of $109,318 paid during the year ended December 31, 2004 was ordinary income.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

           Capital loss carryforward .................     $(10,302,969)
           Net unrealized appreciation ...............        5,539,056
                                                           ------------
           Total accumulated loss ....................     $ (4,763,913)
                                                           ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $10,302,969. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. $2,438,953 of the loss carryforward is available through 2009; and $7,864,016 is available through 2010. For the year ended December 31, 2004, the Fund utilized net capital loss carryforwards of $3,915,096.

The following summarizes the tax cost of investments and related unrealized appreciation (depreciation) at June 30, 2005:

                                                            GROSS             GROSS          NET UNREALIZED
                                                          UNREALIZED        UNREALIZED        APPRECIATION/
                                             COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                             ----        ------------      ------------      --------------
           Investments ...............  $32,449,120       $5,705,398        $(967,060)         $4,738,338

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are the Adviser's affiliates. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00%, 2.00%, 2.75%, 2.75% and 1.75%, respectively, of Class AAA, Class A, Class B, Class C and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below 2.00%, 2.00%, 2.75%, 2.75% and 1.75%, respectively, of average daily net assets for Class AAA, Class A, Class B, Class C and Class I Shares, respectively. There have been no expense reimbursements by the Adviser in fiscal year 2003, 2004 or the six months ended June 30, 2005.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $7,723,104 and $9,402,481, respectively.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

6. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors (beginning July 1, 2004) that acquire the Fund directly through Gabelli & Company.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B, Class C and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $1,609.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2005                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2004
                                                      ---------------------------      ---------------------------
                                                         SHARES           AMOUNT          SHARES           AMOUNT
                                                        --------        ---------        --------          -------
                                                                CLASS AAA                        CLASS AAA
                                                      ---------------------------      ---------------------------
Shares sold .......................................     210,629       $ 2,489,396       1,272,742     $ 13,787,702
Shares issued upon reinvestment of dividends ......          --                --           8,992          106,195
Shares redeemed ...................................    (358,684)       (4,235,966)     (2,629,087)     (28,370,752)
                                                       --------       -----------      ----------     ------------
    Net increase (decrease) .......................    (148,055)      $(1,746,570)      1,347,353     $ 14,476,855
                                                       ========       ===========      ==========     ============
                                                                 CLASS A                          CLASS A
                                                      ----------------------------      ---------------------------
Shares sold .......................................         836       $    10,000              --               --
Shares issued upon reinvestment of dividends ......          --                --               0**   $          3
                                                       --------       -----------      ----------     ------------
    Net increase ..................................         836       $    10,000               0     $          3
                                                       ========       ===========      ==========     ============
                                                                 CLASS C                          CLASS C
                                                      ----------------------------      ---------------------------
Shares sold .......................................         127       $     1,500              --               --
Shares redeemed ...................................          --                --              --               --
                                                       --------       -----------      ----------     ------------
    Net increase ..................................         127       $     1,500              --               --
                                                       ========       ===========      ==========     ============
                                                                 CLASS I                         CLASS I*
                                                      ----------------------------      ---------------------------
Shares sold .......................................          --                --             100     $      1,100
Shares issued upon reinvestment of dividends ......          --                --               1                6
Shares redeemed ...................................          --                --             (10)            (101)
                                                       --------       -----------      ----------     ------------
    Net increase ..................................          --                --              91     $      1,005
                                                       ========       ===========      ==========     ============

----------
* Class I Shares were first offered to the public and initial shares were sold to Gabelli Asset Management Inc. on June 30, 2004.
** Shares  rounded to less than 0.5 shares.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


7. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $3,480 to Gabelli & Company.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought during the six months ended June 30, 2005.

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                         INCOME
               FROM INVESTMENT OPERATIONS                                        DISTRIBUTIONS
             --------------------------------------------------      -------------------------------------
                                          Net
              Net Asset    Net       Realized and      Total                        Net
  Period       Value,   Investment    Unrealized        from            Net      Realized
   Ended     Beginning   Income     Gain/(Loss) on   Investment     Investment    Gain on         Total
December 31  of Period   (Loss)(c)   Investments     Operations       Income    Investments   Distributions
-----------  ---------   ---------  ------------     ----------     ----------  -----------   -------------
CLASS AAA
  2005 (e)    $11.81     $0.00(g)       $0.16          $0.16             --          --            --
  2004         10.54      0.03           1.27           1.30         $(0.03)         --        $(0.03)
  2003          7.32     (0.01)          3.23           3.22             --          --            --
  2002         10.71     (0.03)         (3.36)         (3.39)            --          --            --
  2001         12.17     (0.05)         (1.38)         (1.43)            --      $(0.03)        (0.03)
  2000         11.65     (0.02)          1.31           1.29             --       (0.77)        (0.77)
CLASS A (B)
  2005 (e)    $11.82    $(0.02)         $0.19          $0.17             --          --            --
  2004         10.54      0.04           1.28           1.32         $(0.04)         --        $(0.04)
CLASS B (B)
  2005 (e)    $11.76    $(0.03)         $0.16          $0.13             --          --            --
  2004         10.54     (0.04)          1.26           1.22             --          --            --
CLASS C (B)
  2005 (e)    $11.76    $(0.04)         $0.16          $0.12             --          --            --
  2004         10.54     (0.08)          1.30           1.22             --          --            --
CLASS I
  2005 (e)    $11.79    $ 0.02          $0.16          $0.18             --          --            --
  2004 (f)     11.01      0.05           0.80           0.85         $(0.07)         --        $(0.07)

                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                        --------------------------------------------------------------------------------

                           Net Asset              Net Assets     Net       Operating              Operating
  Period                     Value,                 End of   Investment     Expenses               Expenses      Portfolio
   Ended        Redemption   End of      Total      Period     Income        Net of                 Before        Turnover
December 31       Fees(c)    Period     Return+   (in 000's)   (Loss)   Reimbursements(d)(i)   Reimbursements(d)    Rate
-----------       -------    ------     -------   ----------   ------   --------------------   -----------------  --------

CLASS AAA
  2005 (e)       $0.00(g)    $11.97        1.4%    $37,196     (0.03)%(h)      1.89%(h)             1.89%(h)         21%
  2004            0.00(g)     11.81       12.4      38,448      0.25           1.89                 1.89             26
  2003              --        10.54       44.0      48,503     (0.12)          1.86                 1.86            140
  2002              --         7.32      (31.7)     23,912     (0.40)          1.94                 1.94             94
  2001              --        10.71      (11.8)     42,403     (0.36)(a)       1.75(a)              1.75(a)          92
  2000              --        12.17       11.1      25,692     (0.29)          2.25                 2.00            107
CLASS A (B)
  2005 (e)       $0.00(g)    $11.99        1.4%    $    11     (0.30)%(h)      1.89%(h)             1.89%(h)         21%
  2004            0.00(g)     11.82       12.5           1      0.38           1.89                 1.89             26
CLASS B (B)
  2005 (e)       $0.00(g)    $11.89        1.1%    $     1     (0.59)%(h)      2.64%(h)             2.64%(h)         21%
  2004            0.00(g)     11.76       11.6           1     (0.38)          2.64                 2.64             26
CLASS C (B)
  2005 (e)       $0.00(g)    $11.88        1.0%    $     3     (0.61)%(h)      2.64%(h)             2.64%(h)         21%
  2004            0.00(g)     11.76       11.6           1     (0.71)          2.64                 2.64             26
CLASS I
  2005 (e)       $0.00(g)    $11.97        1.6%    $     1      0.40%(h)       1.64%(h)             1.64%(h)         21%
  2004 (f)        0.00(g)     11.79        7.7           1      0.81(h)        1.59(h)              1.59(h)          26

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $34,909 during 2001, representing previous reimbursed expenses from the Adviser. During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68% and the net investment income ratio would have been (0.30)%.
(b) Class A, Class B and Class C Shares were outstanding within the period December 23, 2003 through December 31, 2003. Financial Highlights are not presented for Class A, Class B and Class C Shares as the information for this period is not considered meaningful.
(c) Per share data is calculated using the average shares outstanding method.
(d) The Fund incurred interest expense for the year ended December 31, 2004. If interest expense had not been incurred, the ratio of expenses to average net assets for Class AAA, Class A, Class B, Class C and Class I would have been 1.87%, 1.87%, 2.62%, 2.62% and 1.59%, respectively.
(e) For the period ending June 30, 2005, unaudited.
(f) From the commencement of offering  Class I Shares on June 30, 2004.
(g) Amount  represents  less than $0.005 per share.
(h) Annualized.
(i) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

           BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT

At its meeting on February 16, 2005, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees (the "independent trustees") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent trustees considered information regarding the Adviser's portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent trustees noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent trustees reviewed the short, medium and long-term performance of the Fund since inception against a peer group of large-cap value funds. The trustees noted that the Fund's performance was improving in comparison to its peer group and was within or near the top third in short and medium term performance.

PROFITABILITY. The independent trustees reviewed summary data regarding the lack of profitability of the Fund to the Adviser. The trustees also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The independent trustees discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent trustees noted that the Fund needed significantly more assets before economies of scale could be realized. The independent trustees agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund grew substantially.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent trustees compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of large-cap value funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment Advisory services of the Adviser. The trustees noted that the Fund's expense ratios were above average and the Fund's size was below average within this group. The trustees also noted that the management fee waiver structure was the same as that in effect for most of the Gabelli funds. The trustees did not compare the management fee to the fee for other types of accounts managed by an affiliated adviser.

CONCLUSIONS. The independent trustees concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record. The independent trustees also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend continuation of the investment management agreement to the full Board of Trustees.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                     Mary E. Hauck
CHAIRMAN AND CHIEF                        FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                         GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.             MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                       Karl Otto Pohl
ATTORNEY-AT-LAW                           FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                 DEUTSCHE BUNDESBANK

Vincent D. Enright                        Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT              MEDICAL DIRECTOR
AND CHIEF FINANCIAL OFFICER               LAWRENCE HOSPITAL
KEYSPAN ENERGY CORP.

                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                    Bruce N. Alpert
PORTFOLIO MANAGER                         PRESIDENT AND TREASURER

James E. McKee                            Peter D. Goldstein
SECRETARY                                 CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB402Q205SR

[GRAPHIC OMITTED]

Mario J. Gabelli

THE
GABELLI
BLUE CHIP
VALUE
FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.